Notes Payable and Revolving Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes Payable and Revolving Line of Credit [Abstract]
Notes Payable and Revolving Line of Credit

8. Notes Payable and Revolving Loan Agreement

Notes payable and revolving loan agreement included the following as of September 30, 2014 and December 31, 2013 (in thousands):

	September 30,	December 31,
	2014	2013
6.875% senior notes(A)	$198,557	$—
Land development notes(B)	5,740	1,500
Insurance premium notes (C)	5,682	—
Capital lease obligations (D)	69	—
Revolving loan agreement(E)	—	—
Total	$210,048	$1,500

(A)

In May 2014, we completed a private offering of $200.0 million in aggregate principal amount of senior unsecured notes due 2022 in reliance on Rule 144A and Regulation S under the Securities Act of 1933, as amended.  We received net proceeds of approximately $193.3 million. The notes carry a coupon of 6.875% per annum and were issued at a price equal to 99.239% of their principal amount.  The senior notes are unsecured senior obligations which are guaranteed on an unsecured senior basis by certain of our current and future subsidiaries.  The senior notes contain certain restrictions on issuing future secured debt and other transactions but do not contain financial covenants.  The principal balance is due in May 2022, with interest only payments due semi-annually in November and May.

(B)	Four notes with maturity dates ranging from March 2015 to April 2016 with interest only payments ranging from 0.5% to 5.0%.
(C)	Two notes due October 2015 and November 2015, respectively, and monthly interest and principal payments at 2.65% and 3.89%, respectively.
(D)	Various equipment leases with maturities ranging from 2 to 4 years.
(E)

On October 18, 2013 we entered into a three-year revolving loan agreement with a maximum borrowings of $100.0 million.  Borrowings on the revolving loan agreement bear interest at a daily rate of LIBOR plus 2.50%.  The revolving loan agreement was terminated on July 1, 2014, however letters of credit of $0.8 million issued prior to termination remain outstanding as of September 30, 2014.

9. Notes Payable and Revolving Line of Credit

Notes payable and revolving line of credit included the following as of December 31, 2013 and 2012 (in thousands):

	As of December 31,
	2013	2012
Land development note(A)	$1,500	$—
Note payable, bank(B)	—	632
Notes payable, bank(B)	—	1,632
Land purchase note, corporation(B)	—	2,760
Land development note, corporation(B)	—	2,918
Land development note(A)	—	—
Acquisition and development line, bank(B)	—	1,642
Construction loan agreement, bank(B)	—	1,066
Land purchase note, bank and trust(B)	—	1,750
Construction loan agreement, bank and trust(B)	—	290
Construction loan agreement, bank and trust(B)	—	143
Revolving line and construction facilities, bank(C)	—	20,373
Revolving line(D)	—	—
	$1,500	$33,206

(A) Due April 2016; interest only payments monthly at 3.50%.

(B) Outstanding principal on the note was paid during 2013.

(C) The line of credit was terminated in 2013.  It had $43.0 million maximum capacity and interest accrued monthly at 3% plus one-month LIBOR.  This line of credit was terminated in October 2013.

(D) On October 18, 2013, we entered into a three-year revolving line of credit agreement with maximum borrowings of $100.0 million.  Borrowings on the line bear interest at a daily rate of LIBOR plus 2.50% and there is an annual fee of $50.0 thousand.  As of December 31, 2013, we have $0.8 million in outstanding letters of credit under the line and total available capacity of $99.2 million.  At December 31, 2013, we were in compliance with the various covenants.

Aggregate annual maturities of long-term debt as of December 31 2013, are as follows (in thousands):

2014	$—
2015	—
2016	1,500
Total	$1,500